BBH Trust

                                 40 Water Street
                                Boston, MA 02109

                                October 31, 2005

EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

       RE:    BBH Trust (the "Registrant")
                  BBH Money Market Fund
                  BBH U.S. Treasury Money Fund
                  BBH Tax Exempt Money Fund
                  BBH Tax-Free Short/Intermediate Fixed Income Fund BBH International Equity Fund BBH Broad Market Fixed Income Fund BBH Inflation Indexed Fund BBH Tax Exempt Equity Fund BBH Prime Institutional Money Market Fund

Dear Sir or Madam:

       Enclosed are the filing materials for a newly formed investment company named "BBH Trust". The enclosed initial registration statement is filed on Form N-1A pursuant to the Securities Act of 1933 and the Investment Company Act of 1940. This Registration Statement is being filed electronically.

         Three of the funds included in this registration statement are money market funds that represent a taxable investment vehicle. One of the funds included in this registration statement is a money market fund that represents a non/taxable investment vehicle.

         The Registrant may be marketed through banks, savings associations or credit unions.

         Pursuant to Investment Company Act Release No. 13,768, the Registrant respectfully requests SEC comments on this Registration Statement within 30 days of the date of this filing.

         If you have any questions on the enclosed material, please contact me at (412) 288-6812.

                                     Very truly yours,



                                     /s/ Diane J. Palmer
                                     Diane J. Palmer
                                     Paralegal

Enclosures